Form N-1A Supplement	Jan. 05, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TSPY Lift ETF (TSYX)
TDAQ Lift ETF (TDAX)
(the “Funds”)

Each a series of
ETF Opportunities Trust

Supplement dated October 30, 2026
to the Prospectus and Statement of Additional Information ("SAI")
dated January 5, 2026,
as supplemented from time to time

This Supplement updates certain information contained in the Prospectus and SAI. Please retain this Supplement for future reference.

FUND SUMMARY – TSPY LIFT ETF

Effective immediately, the section titled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following information:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.98%
Distribution (12b-1) and Services Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund fees and Expenses(3)	0.63%
Total Annual Fund Operating Expenses(4)	1.61%
Less Fee Waivers and/or Expense Reimbursements(5)	(0.63)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.98%
(1)Under the Investment Advisory Agreement, Tapp Finance, Inc., d/b/a TappAlpha (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
(2)Other Expenses are estimated for the Fund’s initial fiscal year.
(3)Based on estimated expenses.
(4)The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.277% for the fiscal period ending December 31, 2026.
(5)The Adviser has contractually agreed to waive its management fee to an annual rate of 0.35% of the average daily net assets of the Fund until April 30, 2028. Only the Board can terminate this arrangement prior to that date and any waived fees are not subject to recoupment by the Adviser.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
TSPY Lift ETF	$100	$446

Effective immediately, in the “Principal Investment Strategies” section under the heading Information about TSPY, delete the first paragraph in its entirety and replace with the following:

Information about TSPY

TappAlpha S&P 500 Growth & Daily Income ETF is an actively managed exchange traded fund ("ETF") that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in the constituent securities of the S&P 500® Index and/or ETFs that track the Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. TappAlpha S&P 500 Growth & Daily Income ETF is a series of the ETF Opportunities Trust, which is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the Securities and Exchange Commission by the ETF Opportunities Trust on behalf of the TappAlpha S&P 500 Growth & Daily Income ETF pursuant to the Securities Act can be located by reference to the Securities and Exchange Commission file number 333-234544 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TappAlpha S&P 500 Growth & Daily Income ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund and TSPY are each advised and sub-advised by the same investment adviser and sub-adviser and are therefore considered affiliated funds. As a result of this affiliation, the Adviser and Sub-Adviser face potential conflicts of interest when allocating investments among the Fund and TSPY, including with respect to portfolio construction, trading decisions, and the timing and size of investments in affiliated funds. In addition, the Adviser and Sub-Adviser may have an incentive to cause the Fund to invest in affiliated funds in order to increase assets under management and advisory fees. The Adviser seeks to manage these conflicts in a manner it believes is consistent with its fiduciary duties and applicable law.

FUND SUMMARY – TDAQ LIFT ETF

Effective immediately, in the section “Principal Investment Strategies” under the heading Information about TDAQ, delete the first paragraph in its entirety and replace with the following:

Information about TDAQ

TappAlpha Innovation 100 Growth & Daily Income ETF is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in the constituent securities of the NASDAQ-100® Index and/or ETFs that track the Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. TappAlpha Innovation 100 Growth & Daily Income ETF is a series of the ETF Opportunities Trust, which is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the Securities and Exchange Commission by the ETF Opportunities Trust on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF pursuant to the Securities Act can be located by reference to the Securities and Exchange
Commission file number 333-234544 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TappAlpha Innovation 100 Growth & Daily Income ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund and TDAQ are each advised and sub-advised by the same investment adviser and sub-adviser and are therefore considered affiliated funds. As a result of this affiliation, the Adviser and Sub-Adviser face potential conflicts of interest when allocating investments among the Fund and TDAQ, including with respect to portfolio construction, trading decisions, and the timing and size of investments in affiliated funds. In addition, the Adviser and Sub-Adviser may have an incentive to cause the Fund to invest in affiliated funds in order to increase assets under management and advisory fees. The Adviser seeks to manage these conflicts in a manner it believes is consistent with its fiduciary duties and applicable law.